INSURANCE CONTRACTS - Movement in Unearned Premium Reserve (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Insurance Contracts [Abstract]
Unearned premium reserves, beginning of year	$ 0
Acquisitions through business combinations	1,603
Premiums written during the year	26
Premiums earned during the year	(28)
Foreign currency translation	24
Unearned premium reserves, end of year	$ 1,625